NOTE 7 –LOANS PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTE 7 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties
	March 31,	December 31,		Interest
	2023	2022	Term	rate
49% of Shareholder of SwissLink	$19,870	$19,649	Note is due on demand	0%
49% of Shareholder of SwissLink	218,740	216,300	Note is due on demand	5%
Total	238,610	235,949
Less: Current portion of loans payable	238,610	235,949
Long-term loans payable	$—	$—

	December 31,	December 31,		Interest
	2022	2021	Term	rate
49% Shareholder of SwissLink	$19,649	$19,929	Note is due on demand	0%
49% Shareholder of SwissLink	216,300	219,379	Note is due on demand	5%
Total	235,949	239,308
Less: Current portion of loans payable	(235,949)	(239,308)
Long-term loans payable	$—	$—